Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, ر.س in Billions, Tsh in Billions, R in Billions, $ in Billions			12 Months Ended
	Jan. 31, 2024	Nov. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 TZS (Tsh)	Dec. 31, 2023 SAR (ر.س)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 EUR (€)	Sep. 20, 2023 USD ($)	Sep. 20, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk			$ 17,116									$ 16,019
Provisions recorded			589									$ 572	$ 605
Eligible amount under tax incentive schemes			500	R$ 2,600
Tax methodology difference between tax authority and entity			5	20
Legal proceedings provision			0
Tax Loss Offset [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			100	200
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			2,900	14,300
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			5,700	27,400
AB INBEVS SOUTH AFRICA TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Additional liability towards taxes and interest one			1,000				$ 17.7
Contingent liabilities			300			ر.س 6.4
Ambev [member]
Disclosure of detailed information about material tax [line items]
Loss Contingency, Estimate of Possible Loss										$ 1,400	R$ 6,900
Percentage reduction in the amount of damages sought as initially charged		150.00%
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 1,300	6,300
Percentage reduction in the amount of damages sought	98.00%	100.00%
Proportion of ownership interest in subsidiary			61.76%
Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 400	1,800
Arosuco [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 500	2,600
Cerbuco Brewing Inc [Member] | Cerveceria Bucanero S.A [Member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary			50.00%
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk			$ 1,300	6,100
Tax Assessment During 2005 [member] | Ambev [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			100	300
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200	1,200
Tax Assessment in December 2011 [member] | Ambev [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			300	1,400
Tax assessment in October 2013 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			1,300	6,500
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			300	1,400
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			400	1,800
Tax Assessment in December [Member] | Ambev [member] | MAG [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			100	300
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			$ 100	R$ 600
Tanzania [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary			39.65%
Tanzania [member] | Tax contingent liability [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Estimated financial effect of contingent liabilities			$ 300		Tsh 850
Tax asessment noticed on ownership change			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
SOUTH AFRICA | THE SOUTH AFRICAN BREWERIES (PTY) LTD [member] | AB INBEVS SOUTH AFRICA TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Estimated financial effect of contingent liabilities			$ 500					R 8.9
ICMS-ST Trigger [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			2,200	R$ 10,700
ICMS Tax Credits For Rio Grande do Sul and Sao Paulo [Member] | Tax Assessment in 2018 and 2021 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			200	800
ICMS Tax Credits For Sao Paulo, Rio de Janeiro and Minas Gerais [Member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss			100	R$ 500
Blocked account [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded			$ 75						€ 68
Deposits														$ 75	€ 68